Share Capital and Capital reserve - Narrative (Details)			3 Months Ended												9 Months Ended					12 Months Ended
	Jul. 10, 2025 USD ($) $ / shares	Nov. 06, 2023 USD ($)	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($) $ / shares	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($) $ / shares	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 EUR (€) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares	Oct. 16, 2025 $ / shares	Sep. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Jul. 10, 2024 $ / shares	Jul. 06, 2023 $ / shares
Disclosure of classes of share capital [line items]
Other reserves			€ (24,500,000)												€ (24,500,000)					€ (14,900,000)
Purchase of treasury shares | $		$ 500
Payments to acquire or redeem entity's shares															151,400,000		€ 42,900,000
Dividends paid, ordinary shares per share | $ / shares				$ 0.17		$ 0.17		$ 0.17		$ 0.15		$ 0.15		$ 0.15
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares				$ 0.17
Dividends paid, ordinary shares			21,300,000	$ 24,900,000	€ 23,100,000	$ 25,900,000	€ 25,300,000	$ 26,200,000	€ 22,300,000	$ 24,200,000	€ 22,800,000	$ 24,400,000	€ 22,300,000	$ 24,400,000	69,700,000	$ 77,000,000.0	€ 67,400,000	$ 73,000,000.0
Cash flow hedges
Disclosure of classes of share capital [line items]
Other reserves			(28,700,000)												(28,700,000)					(19,900,000)
Cost of hedging reserve
Disclosure of classes of share capital [line items]
Reserve of change in value of forward elements of forward contracts			€ 4,200,000												4,200,000					5,000,000.0
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Restricted shares
Disclosure of classes of share capital [line items]
Shares issued, price per share (in dollars per share) | $ / shares	$ 17.11																					$ 16.71			$ 16.33	$ 17.1
Other equity instruments granted in share-based payment arrangement, per director | $	$ 36,738															140,000		$ 100,000	$ 140,000
Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued, price per share (in dollars per share) | $ / shares																							$ 17.16	$ 17.5
Transaction costs																				€ 0.1
Number of shares repurchased | shares																	9,762,705	9,762,705		7,415,614	7,415,614
Payments to acquire or redeem entity's shares															€ 150,500,000	$ 167,500,000				€ 119.6	$ 129.9